T. Rowe Price
Personal Strategy Balanced Portfolio

Semiannual Report

June 30, 1999


Dear Investor

Stocks were strong but volatile during the past six months, as investor sentiment shifted from the small group of large-cap growth stocks that had been leading the market to a broader universe of cyclical, previously out-of-favor stocks. Continued economic growth and good corporate earnings powered results. High-quality bonds suffered as the torrid pace of the economy drove interest rates higher, while lower-quality high-yield bonds fared better.


PERFORMANCE AND STRATEGY REVIEW

     Performance Comparison
     ---------------------------------------------------------------------------

     Periods Ended 6/30/99                       6 Months           12 Months
     ---------------------------------------------------------------------------

     Personal Strategy
     Balanced Portfolio                             5.27%               9.54%

     Combined Index Portfolio*                      7.15               15.38

     Merrill Lynch-Wilshire
     Capital Market Index                           7.74               14.35

     * An unmanaged portfolio composed of 60% stocks (S&P 500), 30% bonds (Lehman Brothers Aggregate Bond Index), and 10% money markets (90-day Treasury bills).


     The objective of this fund is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash-with 10-percentage-point variations permitted for each asset class.

     The fund posted steady returns of 5.27% and 9.54% for the 6- and 12-month periods ended June 30, respectively. Although large-cap growth stocks drove performance for most of the past year, large-cap value and small-cap stocks took the lead over the last three months. International markets in general lagged domestic stocks, and our exposure to foreign equities restrained fund performance relative to both benchmarks. While Asian markets rebounded strongly in the first half, European stocks were flat as the Economic and Monetary Union (EMU) was hampered by sluggish growth and high unemployment. The EMU's new currency, the euro, has also been weak versus the dollar since its inception in January. High-yield bonds contributed positively to performance following their recovery from last fall's financial crisis. Investment-grade and long-term bonds, on the other hand, were weak because of rising interest rates and held back fund results during the recent six-month period.

     Asset Allocation
     ---------------------------------------------------------------------------

     6/30/99

     Stocks          Bonds            Money Markets

     60              36               4

     On June 30 your fund had 60% of its assets in stocks, one percentage more than at the end of December, 36% in bonds (down one percentage point), and the remaining 4% in cash reserves. The fund's investment committee meets once a month to adjust the weightings of stocks, bonds, and money market securities based on the market conditions and economic fundamentals. The committee adopted a neutral weighting in stocks. We took some profits in large-cap growth stocks and increased the allocation to small-cap stocks. We also shifted some assets from large-cap value into small-caps. At current valuations, the growth potential of small-cap stocks seems promising, although it may take some time before other investors recognize their value. We also continued to favor international stocks over domestic equities.

     In the bond area, the committee lowered allocations to foreign bonds in favor of investment-grade domestic corporate bonds because of their greater liquidity and our expectations for a continuing strong dollar. While we maintained a consistent exposure to high-yield bonds, we are concerned about liquidity in this market and feel that many of our high-yield holdings have reached fair valuations.


MARKET REVIEW

     On June 30, the Federal Reserve tightened the federal funds rate a quarter-point to 5% in a preemptive strike against potential inflation. Rising rates in general over the past six months have created a difficult environment for bonds, especially Treasuries and high-grade corporates. At the end of June, interest rates on long-term Treasuries were well above the level of a year ago, although the 90-day Treasury bill rate was actually lower.


     Interest Rate Levels
     ---------------------------------------------------------------------------

                  30-Year               5-Year                    90-Day
                  Treasury              Treasury                  Treasury
                  Bond                  Note                      Bill

     6/98         5.65                  5.50                      5.06
                  5.73                  5.51                      5.07
                  5.42                  5.07                      5.03

     9/98         5.00                  4.24                      4.38
                  5.12                  4.22                      4.21
                  5.21                  4.62                      4.58

     12/98        5.12                  4.59                      4.55
                  5.12                  4.56                      4.47
                  5.49                  5.11                      4.65

     3/99         5.63                  5.12                      4.47
                  5.58                  5.15                      4.51
                  5.80                  5.51                      4.65

     6/99         6.03                  5.76                      4.77


     The difference between the yields of high- and low-quality bonds had widened last fall as the global crisis sent investors fleeing into the safety of Treasuries. However, the yield difference narrowed significantly during the past six months as the crisis passed, and investors were once again emboldened to take on greater risk in return for higher yields.

     The U.S. economy continued its trajectory of robust growth against the backdrop of sluggishness in foreign markets. Both the domestic economy and U.S. consumer have been serving as the growth engine for the world, and recovery overseas remains fragile and dependent on U.S. policy. This situation has triggered a few imbalances that we regard as potential risks. Primary among them are a record current account deficit, a negative personal savings rate, and job creation in excess of population growth. These imbalances have led to a gnawing concern about possible higher inflation and the prospect of further rate hikes by the Federal Reserve.


OUTLOOK

     The Fed has indicated that it will take the necessary steps to fight inflation, so we do not anticipate a serious acceleration in the rate of inflation through the rest of the year. The big question for investors is whether rising interest rates will derail the recent rally in cyclical and value stocks-and perhaps the bull market as a whole. We continue to favor smaller-cap stocks in our portfolio, since the valuations of large-cap growth stocks in particular are still extended following their robust gains of the past few years.

     On the international front, economic growth remains sluggish-or minimal at best in areas such as Japan and Russia. Europe in general is likely to generate GDP growth in the neighborhood of 1.5% for 1999. Southeast Asia appears to be recovering from its worst problems, and Latin America has so far weathered the storm afflicting developing nations-although problems in Argentina and Venezuela bear watching.

     Overall, we anticipate moderating stock returns in the U.S., and continue to believe that many foreign markets offer better value for U.S. investors. We do not expect a sharp increase in global interest rates from current levels, and we believe the dollar will remain strong against the euro, which bodes well for investors in U.S. bonds. We expect the diversified strategy offered by the fund to serve shareholders well over time.

     Edmund M. Notzon III
     Chairman of the Investment Advisory Committee

     July 23, 1999


Portfolio Highlights

Portfolio Overview
--------------------------------------------------------------------------------

                                                                Percent of
                                                                Net Assets
                                                                   6/30/99
--------------------------------------------------------------------------------

Reserves                                                              4.4%
--------------------------------------------------------------------------------

  Money Market Funds                                                  3.0

  Other Assets Less Liabilities                                       1.4

Bonds                                                                35.6%
--------------------------------------------------------------------------------

  U.S. Government Agencies                                            9.1

  Corporate                                                          15.5

  Mortgage-Backed                                                    11.0


Stocks                                                               60.0%
--------------------------------------------------------------------------------

  10 Largest Holdings                                                 6.1%
  ------------------------------------------------------------------------------

  BP Amoco                                                            1.0

  Bank of America                                                     0.6

  GE                                                                  0.6

  Corning                                                             0.6

  Mobil                                                               0.6

  Citigroup                                                           0.6

  Browning-Ferris                                                     0.6

  Tyco International                                                  0.5

  Microsoft                                                           0.5

  International Flavors & Fragrances                                  0.5
--------------------------------------------------------------------------------


Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. An index return does not reflect expenses, which have been deducted from the fund's return.


Personal Strategy Balanced Portfolio
--------------------------------------------------------------------------------

As of 6/30/99

                                                        Merrill
                    Personal                            Lynch-
                    Strategy          Combined          Wilshire
                    Balanced          Index             Capital
                    Portfolio         Portfolio*        Market Index

12/30/94            10,000            10,000            10,000
6/95                11,587            11,573            11,561
6/96                13,399            13,179            13,494
6/97                16,103            16,738            16,337
6/98                19,056            20,358            20,012
6/99                20,874            23,488            22,883

* 60% S&P 500, 30% Lehman Brothers Aggregate Bond Index,10% 90-day Treasury bills.


Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Personal Strategy Balanced Portfolio
Periods Ended 6/30/99

                                              Since             Inception
       1 Year            3 Years          Inception                  Date
--------------------------------------------------------------------------------

        9.54%             15.93%             17.78%              12/30/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.


Financial Highlights
T. Rowe Price Personal Strategy Balanced Portfolio
(Unaudited)

                               For a share outstanding throughout each period
                         -------------------------------------------------------

                         6 Months       Year                         12/30/94
                            Ended      Ended                          Through
                          6/30/99   12/31/98   12/31/97   12/31/96   12/31/95

NET ASSET VALUE
Beginning of period      $  16.16   $  15.13   $  13.44   $  12.43   $  10.00

Investment activities
  Net investment income      0.25       0.47       0.46       0.41       0.42
  Net realized and
  unrealized gain (loss)     0.58       1.65       1.93       1.32       2.41

  Total from
  investment activities      0.83       2.12       2.39       1.73       2.83

Distributions
  Net investment income     (0.24)     (0.48)     (0.46)     (0.41)     (0.40)
  Net realized gain         (0.36)     (0.61)     (0.24)     (0.31)        --

  Total distributions       (0.60)     (1.09)     (0.70)     (0.72)     (0.40)

NET ASSET VALUE
End of period            $  16.39   $  16.16   $  15.13   $  13.44   $  12.43
                         ----------------------------------------------------

Ratios/Supplemental Data

Total return(diamond)        5.27%     14.32%     18.04%     14.21%     28.66%

Ratio of total expenses to
average net assets           0.90%!     0.90%      0.90%      0.90%      0.90%

Ratio of net investment
income to average
net assets                   3.12%!     3.04%      3.37%      3.33%      3.69%

Portfolio turnover rate      71.7%!     47.6%      32.8%      51.7%      39.3%

Net assets, end of period
(in thousands)           $ 84,704   $ 79,475   $ 63,005   $ 33,263      5,625

(diamond)   Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming
            reinvestment of all distributions.
!           Annualized

The accompanying notes are an integral part of these financial statements.


Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 1999 (Unaudited)

                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

COMMON STOCKS AND WARRANTS  60.0%

FINANCIAL  9.9%

Bank and Trust  5.1%

Abbey National (GBP)                                      7,300   $      137

ABN Amro (EUR)                                            4,000           87

Australia & New Zealand
  Banking ADR                                             1,500           56

Banca Commerciale
  Italiana (EUR)                                         18,100          132

Banco de Bilbao
  Vizcaya ADR                                             7,200          105

Banco Frances del Rio
  de la Plata ADR                                         2,995           57

Bank of America                                           7,000          513

Bank of New York                                          4,600          169

Bank One                                                  3,450          205

Bankgesellschaft
  Berlin (EUR) *                                          3,000           41

Barclay's (GBP)                                           5,600          163

Charter One Financial                                     1,107           31

Chase Manhattan                                           3,260          282

Citizens Banking                                          1,500           45

Deutsche Bank (EUR)                                       1,840          112

Downey Financial                                          2,300           50

Dresdner Bank (EUR) *                                     2,500           98

First Bell Bancorp                                          700           13

First Mariner Bancorp                                       400            4

First Security                                            1,000           27

Firstar                                                     900           25

Frankfort First Bancorp                                     700           10

Glacier Bancorp *                                         1,815           43

HSBC Holdings (GBP)                                       5,413          192

J. P. Morgan                                              1,000          141

KBC Bancassurance
  Holding (EUR)                                           1,500           89

Marshall & Ilsley                                           200           13

Mediobanca (EUR)                                          8,200           86

Mellon Bank                                               7,080          258

Mercantile Bancorporation                                   300           17

Societe Generale (EUR)                                      813          143

State Street                                                600           51

Summit Bancorp                                            1,000           42

Svenska Handelsbanken (SEK) *                             6,000   $       72

UBS (CHF)                                                   920          275

UST                                                       1,300           39

Washington Mutual                                         3,785          134

Wells Fargo                                               6,900          295

WestAmerica                                                 500           18

Westpac Bank (AUD)                                        4,000           26

                                                                       4,296


Insurance  1.9%

ACE Limited                                               3,100           88

American General                                          1,100           83

American International
  Group                                                     575           67

Brown and Brown                                           1,200           46

Fairfax Financial (CAD) *                                   300           80

Harleysville Group                                          900           18

Istituto Nazionale delle
  Assicurazioni (EUR) *                                  32,000           74

Marsh & McLennan                                          1,600          121

PartnerRe Holdings                                        1,600           60

Royal&Sun Alliance (GBP)                                 12,363          110

Schweizerische
  Rueckversicherungs (CHF)                                   63          120

Selective Insurance                                         700           13

St. Paul Companies                                        8,300          264

Sumitomo Marine &
  Fire Insurance (JPY)                                   18,000          109

Travelers Property
  Casualty (Class A)                                      6,000          235

UNUM                                                      1,040           57

W. R. Berkley                                               900           23

XL Capital (Class A)                                      1,721           97

                                                                       1,665


Financial Services  2.9%

American Express                                          2,550          332

Associates First Capital
  (Class A)                                               3,000          133

AXA (EUR)                                                 1,300          159

Capital One Financial                                     2,400          134

Citigroup                                                10,048          477

Delta Financial *                                         1,800           11

Fannie Mae                                                4,820          330

Financial Federal *                                       1,700           37

Freddie Mac                                               6,580   $      382

Goldman Sachs Group *                                       400           29

ING Groep (EUR)                                           2,050          111

ITLA Capital *                                              500            8

Morgan Stanley Dean Witter *                                800           82

Pearson (GBP)                                             6,000          122

TD Waterhouse Group *                                       400           10

Unidanmark (Class A) (DKK)                                1,300           86

                                                                       2,443

Total Financial                                                        8,404


UTILITIES  3.9%

Telephone Services  2.5%

Aliant Communications                                     2,900          134

ALLTEL                                                    1,300           93

AT&T                                                      4,379          244

BellSouth                                                 3,200          150

British Telecommunications ADR                              900          154

Compania de Telecomunicaciones
  de Chile (Class A) ADR                                  1,525           38

GTE                                                         800           61

Hong Kong Telecommunications
  ADR                                                     2,500           67

Nippon Telegraph &
  Telephone (JPY)                                            13          152

Rural Cellular (Class A) *                                1,500           30

SBC Communications                                        5,220          303

Sprint                                                      600           32

Telebras ADR                                              1,000            0

Telebras ADR                                              1,000           90

Telecom Corp. of
  New Zealand ADR                                         1,700           59

Telecom Italia (EUR)                                     14,330          149

Telecom Italia
  Mobile (EUR) *                                         17,400          104

Telefonica de Espana ADR *                                  832          122

Telefonos de Mexico
  (Class L) ADR                                           1,400          113

Western Wireless                                          1,100           30

                                                                       2,125


Electric Utilities  1.4%

Cleco *                                                   1,300           39

Electrabel (EUR)                                            210           68

Empresa Nacional de Electricidad
  Chile ADR                                               1,330   $       16

Endesa ADR                                                3,200           68

FirstEnergy                                               5,892          183

GPU                                                       1,700           72

Hong Kong Electric (HKD)                                 15,000           48

PECO Energy                                               2,400          101

Powergen (GBP) *                                          4,600           49

Texas Utilities                                           4,540          187

Unicom                                                    4,700          181

Veba (EUR)                                                2,310          136

                                                                       1,148

Total Utilities                                                        3,273


CONSUMER NONDURABLES  12.0%

Cosmetics  0.8%

Gillette                                                  1,000           41

International Flavors &
  Fragrances                                              9,500          421

Kao (JPY)                                                 8,000          225

                                                                         687

Beverages  1.0%

Anheuser-Busch                                            3,900          277

Bass (GBP) *                                              7,100          103

Coca-Cola                                                   400           25

Diageo ADR                                                2,523          108

LVMH (EUR) *                                                645          189

LVMH, Warrants, 9/21/99 (EUR) *                             645           19

PepsiCo                                                   3,560          138

                                                                         859

Food Processing  1.9%

American Italian Pasta *                                    600           18

Associated British
  Foods Plc (GBP) *                                       7,200           48

Cadbury Schweppes (GBP) *                                 1,800           11

Cadbury Schweppes ADR                                     3,600           96

Campbell                                                  2,700          125

Carrefour (EUR) *                                           480           71

CSM (EUR)                                                 1,500           75

Danisco (DKK) *                                           1,300           59

Eridania Beghin-Say (EUR)                                   530           76

General Mills                                             2,830          227

Heinz                                                     1,200           60

Imperial Sugar                                            3,000           21

International Multifoods                                  1,100   $       25

McCormick                                                 3,400          107

Nestle (CHF)                                                125          225

Ralston Purina                                            2,440           74

Sara Lee                                                  4,260           97

Seneca Foods (Class A) *                                    400            5

Seneca Foods (Class B) *                                    500            7

Unilever NV                                               1,785          125

United Natural Foods *                                    1,900           47

                                                                       1,599

Hospital Supplies/Hospital Management  0.6%

Baxter International                                        700           42

Boston Scientific *                                       2,000           88

Medtronic                                                   100            8

Mentor                                                    3,100           58

Pediatrix Medical Group *                                   400            8

Quorum Health Group *                                     1,900           24

Renal Care Group *                                        1,650           43

Smith & Nephew (GBP)                                     21,000           64

Steris *                                                  1,300           25

Terumo (JPY)                                              5,000          111

Wellpoint Health Networks *                                 600           51

                                                                         522

Pharmaceuticals  3.5%

American Home Products                                    5,980          344

Amgen *                                                     600           36

AstraZeneca (SEK)                                         2,690          105

AstraZeneca ADR                                           2,600          102

Biogen *                                                  1,400           90

Boron Lepore & Associates *                                 300            3

Bristol-Myers Squibb                                      4,500          317

Eli Lilly                                                 1,800          129

Gehe (EUR)                                                2,400          110

Glaxo Wellcome ADR                                        2,000          113

Incyte Pharmaceuticals *                                    600           16

Johnson & Johnson                                         1,880          184

Merck                                                     3,000          222

Novartis (CHF)                                              142          207

Pfizer                                                    2,740          301

Pharmacia & Upjohn                                        1,717           98

Schering-Plough                                           3,200          170

Takeda Chemical (JPY)                                     4,000          185

Triangle Pharmaceuticals *                                1,300           23

Warner-Lambert                                            3,300          229

                                                                       2,984

Health Care Services  0.7%

Aetna                                                       800   $       72

Altana AG (EUR)                                             600           34

AmeriPath *                                               2,200           19

CIGNA                                                       500           44

IMS Health                                                1,000           31

Monarch Dental *                                            900            3

Orthodontic Centers
  of America *                                              900           13

ProMedCo *                                                2,200            8

SteriGenics International *                               2,600           69

United HealthCare                                         3,500          219

US Oncology *                                             2,800           34

                                                                         546

Biotechnology  0.2%

Abegenix *                                                  600           12

Alkermes *                                                1,000           23

Anesta *                                                    200            4

COR Therapeutics *                                          400            6

Coulter Pharmaceutical *                                    400            9

Gilead Sciences *                                           200           10

Inhale Therapeutic
  Systems *                                               1,500           36

Millennium
  Pharmaceuticals *                                         300           11

Neurocrine Biosciences *                                  1,300            7

Northfield Laboratories *                                 1,100           13

PharmaPrint *                                             1,700            9

Serologicals *                                            1,500           12

Zonagen *                                                   500            5

                                                                         157

Miscellaneous Consumer Products  3.3%

Benetton Group (EUR)                                     28,800           57

Bridgestone (JPY)                                         4,000          121

Coles Myer Limited (AUD)                                  7,300           42

Colgate-Palmolive                                         4,140          409

Cone Mills *                                              3,100           19

Culp                                                        900            9

Dan River *                                               3,200           24

Hasbro                                                    3,200           89

Huhtamaki (EUR)                                             600           22

Koninklijke Philips
  Electronics                                             1,380          139

Kuraray (JPY)                                            10,000          120

Lion Nathan (NZD)                                        26,300           63

Mattel                                                   13,460          356

Mitsui (JPY) *                                           19,000   $      133

Newell Rubbermaid                                           700           33

NIKE (Class B)                                            1,300           82

Philip Morris                                             9,880          397

Procter & Gamble                                            900           80

Reebok *                                                    700           13

Sola *                                                    2,200           43

Stride Rite                                               1,200           12

Tomkins (GBP)                                            18,100           78

Tomkins ADR                                                 521           10

Unifi *                                                  10,200          217

US Can *                                                  2,000           44

UST                                                       4,730          138

WestPoint Stevens *                                         800           24

Yue Yuen Industrial (HKD)                                25,000           58

                                                                       2,832

Total Consumer Nondurables                                            10,186


CONSUMER SERVICES  6.1%

Restaurants  0.0%

Buca *                                                      500            8

PJ America *                                                500           11

                                                                          19

General Merchandisers  1.1%

Bon-Ton Stores *                                          2,400           16

Casey's General Stores                                    3,800           57

Columbia Sportswear *                                     1,400           21

Dayton Hudson                                               700           45

JUSCO (JPY)                                               4,000           73

Marui (JPY)                                               8,000          132

Pinault Printemps
  Redoute (EUR)                                           1,000          172

Saks *                                                    2,900           84

Tesco (GBP)                                              40,159          103

Wal-Mart                                                  3,600          174

Warnaco Group (Class A)                                     900           24

                                                                         901

Specialty Merchandisers  1.9%

Christian Dior (EUR)                                        400           65

CompuCom Systems *                                        4,700           19

CVS                                                       3,128          159

Federated Department
  Stores *                                                  300           16

Goody's Family Clothing *                                 1,900           22

Home Depot                                                2,200          142

Kroger *                                                  6,200          173

O'Charley's *                                               700   $       11

Omron (JPY)                                               5,000           87

Performance Food Group *                                    800           22

Safeway *                                                 4,300          213

St. John Knits                                              900           26

Toys "R" Us *                                            15,200          314

Tupperware                                               12,500          319

Urban Outfitters *                                        1,000           25

                                                                       1,613

Entertainment and Leisure  1.1%

Carnival (Class A)                                        1,000           49

Disney                                                      710           22

Hutchison Whampoa (HKD)                                  16,000          145

McDonald's                                                2,840          117

MediaOne Group *                                          2,100          156

Reader's Digest (Class A)                                10,100          401

Sharp (JPY)                                               5,000           59

                                                                         949

Media and Communications  2.0%

American Tower Systems
  (Class A) *                                               400           10

Asatsu (JPY)                                              3,000           79

CBS *                                                     5,000          217

Clear Channel
  Communications                                          1,731          119

Elsevier (EUR)                                            4,000           46

Emmis Broadcasting
  (Class A) *                                               600           30

Fox Entertainment
  Group (Class A) *                                       3,700          100

France Telecom ADR                                        1,600          123

Infinity Broadcasting
  (Class A) *                                             3,900          116

Pegasus Communications *                                    500           20

Publishing &
  Broadcasting (AUD)                                      5,800           38

R.R. Donnelley                                            2,700          100

Sinclair Broadcast
  Group (Class A) *                                       1,200           20

Time Warner                                               3,100          228

Tribune                                                   1,100           96

Vodafone ADR                                              1,400          276

Young Broadcasting
  (Class A) *                                             1,000           42

                                                                       1,660

Total Consumer Services                                                5,142


CONSUMER CYCLICALS  3.9%

Automobiles and Related  0.6%

A.O. Smith (Class B)                                      4,050   $      113

Cycle & Carriage (SGD)                                    4,000           23

DaimlerChrysler (EUR)                                     1,100           95

Honda ADR                                                 1,500          130

Keystone Automotive *                                       600           10

Littelfuse *                                              1,000           19

SPX *                                                     1,000           84

Strattec Security *                                         100            4

                                                                         478

Building and Real Estate  1.9%

Accor (EUR)                                                 400          100

Apartment Investment &
  Management, REIT                                          700           30

Arden Realty, REIT                                        1,600           39

Cheung Kong
  Holdings (HKD)                                         13,000          116

City Developments (SGD)                                   5,000           32

DBS Land (SGD) *                                          5,000           10

EastGroup Properties, REIT                                2,100           42

Federal Realty Investment
  Trust, REIT                                            11,400          262

First Washington Realty
  Trust, REIT                                             1,600           37

Glenborough Realty
  Trust, REIT                                               400            7

JP Realty, REIT                                           1,200           25

Parkway Properties, REIT                                  2,300           76

Reckson Associates
  Realty (Class B), REIT                                  1,126           27

Reckson Associates
  Realty, REIT *                                         10,900          256

Simon DeBartolo
  Group, REIT                                             5,996          152

Starwood Hotels & Resorts, REIT                          11,400          348

Westfield Trust (AUD)                                     8,800           18

Woodhead Industries                                       2,800           35

                                                                       1,612

Miscellaneous Consumer Durables  1.4%

CompX *                                                   1,400           25

Corning                                                   7,100          498

Eastman Kodak                                             4,700          318

Harman International                                        400           18

Juno Lighting *                                              42   $        1

Masco                                                     2,800           81

OCE (EUR)                                                 1,200           31

Ricoh (JPY)                                               7,000           96

Sony (JPY)                                                1,000          108

                                                                       1,176

Total Consumer Cyclicals                                               3,266


TECHNOLOGY  4.5%

Electronic Components  1.4%

Altera *                                                  1,400           52

American Superconductor *                                   600            9

Analogic                                                  1,800           56

Benchmark Electronics *                                     700           25

Burr Brown *                                              1,100           41

EMC *                                                     1,600           88

Exar *                                                      600           15

Intel                                                     3,900          232

Linear Technology                                           600           40

Maxim Integrated Products *                               2,200          146

Methode Electronics
  (Class A)                                               3,100           71

Motorola                                                    700           66

Planar Systems *                                          2,100           16

PMC-Sierra *                                                800           47

SIPEX *                                                     800           16

Texas Instruments                                           900          131

Xilinx *                                                  1,600           92

                                                                       1,143

Electronic Systems  0.8%

Applied Materials *                                       1,200           89

Applied Micro Circuits *                                    700           58

EMS Technologies *                                        1,500           21

Hewlett-Packard                                           2,000          201

Lifeline Systems *                                        1,000           19

Lo-Jack *                                                 1,800           15

Nokia ADR                                                 2,500          229

Solectron *                                               1,000           67

                                                                         699

Information Processing  0.3%

Dell Computer *                                           2,200           81

Hitachi ADR                                               1,100          104

IBM                                                         800          104

                                                                         289

Office Automation  0.1%

Ceridian *                                                1,100   $       36

Technitrol                                                1,700           55

                                                                          91

Specialized Computer  0.1%

Sun Microsystems *                                        1,400           96

                                                                          96

Telecommunications  1.4%

Avant *                                                   1,400           18

Cisco Systems *                                           3,000          193

Deutsche Telekom ADR                                      2,600          110

Ditech Communications *                                     700           14

LM Ericsson (Class B) ADR                                 4,200          138

Lucent Technologies                                       2,310          156

MCI WorldCom *                                            4,685          403

Premisys Communications *                                   600            4

Qwest Communications
  International *                                           300           10

Tellabs *                                                 1,100           74

Voicestream Wireless *                                    1,100           31

West TeleServices *                                         500            5

                                                                       1,156

Aerospace and Defense  0.4%

AlliedSignal                                              4,100          259

DONCASTERS ADR *                                            300            5

Raytheon (Class B)                                          500           35

Woodward Governor                                           800           21

                                                                         320

Total Technology                                                       3,794


EDUCATION  0.0%

ITT Educational Service *                                 1,500           39

Total Education                                                           39



CAPITAL EQUIPMENT  2.3%

Capital Equipment 0.0%

Omniquip International                                    1,900           15

                                                                          15

Electrical Equipment  1.7%

ABB AG (CHF)                                                810           76

Canon (JPY)                                               5,000          144

GE                                                        4,460          504

Holophane *                                               1,900           73

LSI Industries                                              500           12

Matsushita Electric
  Works (JPY)                                             5,000           48

Mitsubishi Electric (JPY)                                 8,000   $       31

Siemens (EUR)                                             1,100           85

Tyco International                                        4,876          462

                                                                       1,435

Machinery  0.6%

Danaher                                                   3,200          186

GKN (GBP)                                                 7,800          134

JLG Industries                                            2,600           53

NN Ball & Roller                                          2,500           14

S I G Schweis (CHF)                                         130           77

Toolex Alpha *                                              500            7

Valmet (EUR) *                                            2,000           22

                                                                         493

Total Capital Equipment                                                1,943



BUSINESS SERVICES AND TRANSPORTATION  5.7%

Computer Service and Software  1.9%

America Online *                                          1,200          133

Analysts International                                      900           13

Automatic Data Processing                                 2,880          127

BISYS Group *                                               400           23

BMC Software *                                            3,200          173

Compuware *                                               2,500           79

Concur Technologies *                                       200            6

Electronic Arts *                                           200           11

First Data                                                2,634          129

Galileo International                                     1,800           96

Great Plains Software *                                     500           23

HCIA *                                                    1,900           17

Microsoft *                                               4,740          427

Oracle *                                                  1,100           41

Parametric Technology *                                   4,500           63

Peerless Systems *                                        1,700           18

Phoenix Technologies *                                    1,000           18

Progress Software *                                         600           17

PSINet *                                                    500           22

SalesLoggix *                                               500            7

Saville Systems ADR *                                     2,500           36

Summit Design *                                           2,000            6

SunGard Data Systems                                      1,400           48

Synopsys *                                                  200           11

Vantive *                                                   600            7

Viasoft *                                                 2,600            9

Visio *                                                   1,300           49

WebTrends *                                                 200            9

Wind River Systems *                                      1,250           20

Zebra Technologies
  (Class A) *                                               200   $        8

                                                                       1,646

Distribution Services  0.4%

Aviation Sales *                                            900           36

Cardinal Health                                           1,085           70

Jack Henry & Associates                                     500           20

MSC *                                                     1,100           11

Primesource                                                 700            4

Richfood Holdings                                         4,000           70

SCP Pool *                                                  500           13

SunSource                                                 1,100           14

U.S. Foodservice *                                        2,142           91

Watsco (Class A)                                          2,300           38

Wilmar Industries *                                       1,000           13

                                                                         380

Environmental  0.1%

CUNO *                                                    1,400           27

IT Group *                                                  800           13

Waterlink *                                               3,100            9

                                                                          49

Transportation Services  0.5%

C.H. Robinson Worldwide                                   1,100           40

Coach USA *                                               2,900          122

Comfort Systems USA *                                     3,800           68

Eagle USA Air Freight *                                   1,100           46

Expeditors International
  of Washington                                           1,200           33

Frozen Food Express                                       1,000            8

Heartland Express *                                         600           10

Hub Group (Class A) *                                       300            7

International Shipholding                                   500            7

Mitsubishi Heavy
  Industries (JPY)                                       29,000          118

                                                                         459

Miscellaneous Business Services  2.4%

Billing Information
  Concepts *                                              2,100           23

British Airport
  Authorities (GBP)                                      11,000          106

Browning-Ferris                                          10,900          469

Cendant *                                                 1,500           31

Concord EFS *                                               900           38

CORT Business Services *                                  1,300           31

Electro Rent *                                            1,900           21

Equifax                                                     400   $       14

H&R Block                                                 5,700          285

Insituform Technologies
  (Class A) *                                             2,000           43

Iron Mountain *                                           1,100           32

Ivex Packaging *                                            700           15

Maximus *                                                   600           17

McGrath Rent                                              1,300           26

Metamor Worldwide *                                       1,100           26

MPW Industrial Services
  Group *                                                 1,600           16

New England Business
  Service                                                 2,600           80

Omnicom                                                   2,000          160

Paxar *                                                     200            2

Renaissance Worldwide *                                   2,700           21

Romac International *                                     1,400           12

Shorewood Packaging *                                     4,700           87

Strayer Education                                         1,500           46

Tetra Tech *                                              2,812           47

Waste Management                                          7,622          410

                                                                       2,058

Airlines  0.1%

KLM Royal Dutch Air ADR                                   1,500           43

Midwest Express Holdings *                                  200            7

                                                                          50

Railroads  0.3%

Norfolk Southern                                          7,300          220

                                                                         220

Total Business Services and Transportation                             4,862


ENERGY  5.5%

Energy Services  1.5%

Baker Hughes                                             12,400          415

BG (GBP) *                                                9,100           56

Cooper Cameron *                                            300           11

Elf Aquitaine (EUR)                                         200           29

Elf Aquitaine ADR                                         1,100           81

Halliburton                                               2,000           90

Johnson Electric (HKD)                                   50,400          207

Smith International *                                       300           13

Tokyo Electric Power
  (JPY) *                                                 6,000          127

TOTAL ADR                                                 1,700          109

United Utilities (GBP) *                                  9,500          117

Weatherford International                                   400   $       15

                                                                       1,270

Exploration and Production  0.5%

Key Energy *                                              2,700           10

National Oilwell *                                          900           13

Santos (AUD)                                              9,000           29

Unocal                                                    8,430          334

                                                                         386

Integrated Petroleum - Domestic  0.8%

Amerada Hess                                                300           18

Atlantic Richfield                                        3,060          256

Occidental Petroleum                                      4,600           97

USX-Marathon                                              9,560          311

                                                                         682


Integrated Petroleum - International  2.7%

BP Amoco ADR                                              7,604          825

Chevron                                                   1,000           95

ENI SPA ADR                                               1,800          108

Exxon                                                     1,720          133

Mobil                                                     4,960          491

Repsol ADR                                                5,100          104

Royal Dutch Petroleum ADR                                 3,100          187

Shell Transport &
  Trading ADR                                             3,500          162

Texaco                                                    2,840          177

                                                                       2,282

Total Energy                                                           4,620



PROCESS INDUSTRIES  4.2%

Diversified Chemicals  1.0%

Dow Chemical                                              2,100          267

DuPont                                                    3,400          232

Hercules                                                 10,200          401

                                                                         900

Specialty Chemicals  1.8%

3M                                                        3,870          336

A. Schulman                                                 500            8

Air Liquide (L) (EUR)                                       495           78

Akzo Nobel (EUR)                                          1,600           67

BASF AG (EUR)                                             3,050          135

Bayer (EUR)                                               2,930          122

Furon                                                     1,700           32

Great Lakes Chemical                                      5,250          242

Hauser *                                                    200            1

Imperial Chemical ADR                                     1,200   $       48

Pall                                                      8,600          191

Sumitomo Chemicals (JPY)                                 29,000          133

Technip (EUR)                                             1,210          136

                                                                       1,529

Paper and Paper Products  0.8%

Dai Nippon Printing (JPY)                                 8,000          128

Fort James                                                5,800          220

Kimberly-Clark                                            5,100          291

Smurfit-Stone Container *                                   900           18

                                                                         657

Forest Products  0.3%

International Paper                                         900           45

Weyerhaeuser                                              2,800          193

                                                                         238

Building and Construction  0.3%

Blue Circle Industries (GBP)                             12,143           81

Heidelberg Zement (EUR)                                     500           41

Holderbank Financiere
  Glarus (CHF)                                               80           94

Layne Christensen *                                       2,100           14

Simpson Manufacturing *                                     300           14

Trex *                                                    1,300           33

                                                                         277

Total Process Industries                                               3,601



BASIC MATERIALS  1.3%

Metals  1.1%

AngloGold ADR                                               531           11

Cambior                                                   3,700           12

Gibraltar Steel                                             600           15

Inco                                                     11,300          203

Material Sciences *                                       2,700           41

Matthews International
  (Class A)                                               2,500           74

Phelps Dodge                                              4,000          248

Reynolds Metals                                           6,100          360

                                                                         964

Mining  0.1%

Battle Mountain Gold                                      4,500           11

Lihir Gold *                                             11,900            9

Lonrho Africa (GBP)                                       2,000            1

Rio Tinto (AUD)                                           4,200           69

TVX Gold *                                                4,700            5

                                                                          95

Miscellaneous Materials  0.1%

Malayan Cement (MYR)                                      7,500   $        4

Synthetic Industries *                                    1,000           30

                                                                          34

Total Basic Materials                                                  1,093



MISCELLANEOUS  0.1%

Conglomerates  0.1%

Berkshire Hathaway
  (Class B) *                                                21           47

Orkla (Class A) (NOK)                                     3,600           56

                                                                         103

Total Miscellaneous                                                      103


MISCELLANEOUS FOREIGN  0.6%

Europe  0.4%

AXA Colonia
  Konzern (EUR)                                           1,100          105

Man AG (EUR) *                                            3,100          106

Svenska Cellulosa (SEK)                                   4,000          104

                                                                         315

Far East  0.1%

Nippon Express (JPY)                                     20,000          120

                                                                         120

Other Foreign  0.1%

Bobst (CHF)                                                  66           78

Pacific Dunlop (AUD)                                     13,900           20

                                                                          98

Total Miscellaneous Foreign                                              533

Total Common Stocks and Warrants
(Cost $38,676)                                                        50,859


CORPORATE BONDS  15.5%

Adelphia Communications
  7.875%, 5/1/09                                     $   75,000           70

  9.875%, 3/1/05                                         75,000           78

Allied Holdings, Gtd.
  Sr. Sub. Notes
  8.625%, 10/1/07                                        75,000           71

American Builders &
  Contractors Supply
  Sr. Sub. Notes
  10.625%, 5/15/07                                   $  100,000   $       94

American Radio Systems
  Sr. Sub. Notes
  9.00%, 2/1/06                                         100,000          106

American Standard
  9.25%, 12/1/16                                         53,000           54

Amerigas Partners, Sr. Notes
  10.125%, 4/15/07                                       50,000           51

Anchor Advanced, Sr. Notes
  11.75%, 4/1/04                                        150,000          154

APCOA, Sr. Sub. Notes
  9.25%, 3/15/08                                        100,000           90

Associated Materials, Sr. Sub. Notes
  9.25%, 3/1/08                                         100,000          100

Aurora Foods, Sr. Sub. Notes
  9.875%, 2/15/07                                       100,000          103

B&G Foods, Sr. Sub. Notes
  9.625%, 8/1/07                                        100,000           95

Ballys Total Fitness
  9.875%, 10/15/07                                       50,000           49

BWAY, Sr. Sub. Notes
  10.25%, 4/15/07                                       100,000          104

Chancellor Media, Sr. Sub. Notes
  9.00%, 10/1/08                                        150,000          152

Charter Communications, Sr. Notes
  (144a), 8.25%, 4/1/07                                 150,000          143

Chattem, Sr. Sub. Notes
  12.75%, 6/15/04                                       100,000          109

Cinemark USA, Sr. Sub. Notes
  8.50%, 8/1/08                                         100,000           93

Coach USA, Gtd. Sr. Sub. Notes
  9.375%, 7/1/07                                        100,000          104

Coinmach, Sr. Sub. Notes
  11.75%, 11/15/05                                       50,000           55

Comcast Cable Communications
  8.50%, 5/1/27                                         800,000          889

Communications & Power Industries
  Sr. Sub. Notes,
  12.00%, 8/1/05                                        100,000          103

Consolidated Container, (144a)
  10.125%, 7/15/09                                       75,000           76

Container Corp of America, Sr. Notes
  Sr. Notes, 9.75%, 4/1/03                           $   50,000   $       53

  Gtd., 10.75%, 5/1/02                                   25,000           26

Dan River, Sr. Sub. Notes
  10.125%, 12/15/03                                     100,000          102

Delta Mills, Sr. Notes
  9.625%, 9/1/07                                         75,000           71

Doane Pet Care, Sr. Sub. Notes
  9.75%, 5/15/07                                        173,000          177

Dyersburg, Sr. Sub. Notes
  9.75%, 9/1/07                                          50,000           21

Dyncorp, Sr. Sub. Notes
  9.50%, 3/1/07                                          75,000           74

Energy Corporation of America
  Sr. Sub. Notes
  9.50%, 5/15/07                                        100,000           91

Fairchild Semiconductor
  Sr. Sub. Notes
  10.125%, 3/15/07                                       50,000           49

Fairfax Financial
  8.25%, 10/1/15                                        800,000          790

Federal-Mogul, Sr. Notes
  7.75%, 7/1/06                                         100,000           96

First Federal Financial
  11.75%, 10/1/04                                        50,000           53

Frontiervision, Sr. Notes
  11.00%, 10/15/06                                      100,000          109

Fundy Cable, Sr. Secured
  2nd Priority Notes
  11.00%, 11/15/05                                       50,000           55

Group Maintenance America
  Sr. Sub. Notes, (144a)
  9.75%, 1/15/09                                         75,000           74

Harrahs Entertainment
  7.875%, 12/15/05                                      150,000          145

Hawk, Sr. Notes
  10.25%, 12/1/03                                       100,000          103

Herff Jones, Sr. Sub. Notes
  11.00%, 8/15/05                                       100,000          106

Hollinger International Publishing
  Gtd. Notes
  9.25%, 3/15/07                                        150,000          154

Holmes Products, Gtd. Notes
  9.875%, 11/15/07                                      100,000           97

Host Marriott Travel, Sr. Notes
  9.50%, 5/15/05                                     $  150,000   $      154

ICG Services, Sr. Disc. Notes
  STEP, 0%, 9/15/05                                      75,000           65

Intermedia Communications
  (144a), 9.50%, 3/1/09                                 100,000           97

International Home Foods, Gtd.
  Sr. Sub. Notes
  10.375%, 11/1/06                                      150,000          158

International Wire, Sr. Sub. Notes
  11.75%, 6/1/05                                         25,000           26

  (144a), 11.75%, 6/1/05                                 75,000           78

Intertek Finance, Sr. Sub. Notes
  10.25%, 11/1/06                                        50,000           48

Iron Mountain, Sr. Sub. Notes
  8.75%, 9/30/09                                        100,000           98

Isle of Capri Casinos, Sr. Sub. Notes
  (144a), 8.75%, 4/15/09                                150,000          141

Jitney-Jungle Stores, Sr. Sub. Notes
  12.00%, 3/1/06                                         75,000           60

Keebler, Sr. Sub. Notes
  10.75%, 7/1/06                                        150,000          164

Lenfest Communications, Sr. Notes
  8.375%, 11/1/05                                        20,000           21

MCI WorldCom, 7.75%, 4/1/07                             800,000          839

Mastec, Sr. Sub. Notes
  7.75%, 2/1/08                                         100,000           94

Mohegan Tribal Gaming Authority
  Sr. Notes, (144a)
  8.125%, 1/1/06                                        150,000          147

Nextel Communications
  Sr. Disc. Notes
  STEP, 0%, 10/31/07                                    225,000          158

Nextlink Communications
  Sr. Disc. Notes
  STEP, 0%, 6/1/09                                      225,000          132

Niagara Mohawk, Sr. Notes
  7.75%, 10/1/08                                         25,000           26

Northland Cable Television
  Sr. Sub. Notes
  10.25%, 11/15/07                                      100,000          104

NTL, Sr. Notes
  Zero Coupon, 4/1/08                                   225,000          154

Owens & Minor, Sr. Sub. Notes
  10.875%, 6/1/06                                        25,000           27

Owens Illinois, Sr. Notes
  7.35%, 5/15/08                                     $  800,000   $      755

Packaging Corp. of America
  Sr. Sub. Notes, (144a)
  9.625%, 4/1/09                                        150,000          152

Paine Webber, Sr. Notes
  6.55%, 4/15/08                                        800,000          754

Park Place Entertainment
  Sr. Sub. Notes
  7.875%, 12/15/05                                      100,000           95

Plastic Containers
  Sr. Secured Notes
  10.00%, 12/15/06                                       75,000           85

Premier Parks
  Sr. Disc. Notes
  STEP, 0%,4/1/08                                       100,000           66

Pride Petroleum Services
  Sr. Notes
  9.375%, 5/1/07                                         75,000           74

Principal Mutual, (144a)
  8.00%, 3/1/44                                         800,000          782

Protection One Alarm
  Sr. Sub. Notes, (144a)
  8.125%, 1/15/09                                        50,000           46

Purina Mills, Sr. Sub. Notes
  9.00%, 3/15/10                                         50,000           39

Quest Diagnostics
  Gtd. Sr. Sub. Notes
  10.75%, 12/15/06                                      100,000          113

Qwest Communications
  Sr. Disc. Notes
  Zero Coupon, 10/15/07                                 100,000           77

  Sr. Notes, 7.50%, 11/1/08                              25,000           25

R & B Falcon, Sr. Notes
  6.95%, 4/15/08                                        800,000          632

Red Roof Inns, Sr. Notes
  9.625%, 12/15/03                                      100,000          102

Scotland International Finance
  Sub. Notes
  6.50%, 2/15/11                                        100,000           93

Six Flags Entertainment, Sr. Notes
  8.875%, 4/1/06                                         75,000           74

Smithfield Foods, Sr. Sub. Notes
  7.625%, 2/15/08                                        50,000           45

Sprint, 6.125%, 11/15/08                                350,000          327

Stena, Sr. Notes
  10.50%, 12/15/05                                   $  100,000   $      100

Synthetic Industries, Sr. Sub. Notes
  9.25%, 2/15/07                                         50,000           51

United International Holdings
  Sr. Disc. Notes, STEP
  10.75%, 2/15/08                                       100,000           67

US Can, Sr. Gtd. Notes
  10.125%, 10/15/06                                      50,000           52

Venture Holdings Trust
  Sr. Notes, (144a)
  11.00%, 6/1/07                                        100,000          101

Viasystems, Sr. Sub. Notes
  9.75%, 6/1/07                                         100,000           87

Westinghouse Air Brake
  Sr. Notes, (144a)
  9.375%, 6/15/05                                        50,000           51

Westpoint Stevens, Sr. Notes
  7.875%, 6/15/08                                       150,000          145

Total Corporate Bonds (Cost  $14,006)                                 13,170


U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES  11.0%

Federal National Mortgage Assn.
  6.50%, 1/1/26                                         188,600          182

Government National Mortgage Assn.
  I
    6.00%,
    12/15/23 - 4/15/26                                1,884,912        1,770

    6.50%,
    4/15/24 - 5/15/29                                 5,154,277        4,965

    7.00%,
    5/15/23 - 5/15/29                                 1,801,996        1,781

    7.50%,
    5/15/24 - 11/15/25                                  256,169          259

    8.00%,
    10/15/25 - 6/15/26                                  313,581          323

    8.50%, 12/15/24                                      20,438           21

    11.50%, 11/15/19                                     22,663           26

Total U.S. Government Mortgage-
Backed Securities (Cost $9,478)                                        9,327


U.S. GOVERNMENT OBLIGATIONS/AGENCIES  9.1%

Federal Home Loan Mortgage
  5.95%, 1/19/06                                     $1,000,000   $      982

Tennessee Valley Authority
  5.88%, 4/1/36                                         600,000          583

  6.235%, 7/15/45                                     1,000,000          998

U.S. Treasury Bonds
  6.75%, 8/15/26                                      2,900,000        3,099

U.S. Treasury Notes
  4.25%, 11/15/03                                     2,150,000        2,029

Total U.S. Government
Obligations/Agencies (Cost $7,775)                                     7,691


SHORT-TERM INVESTMENTS  3.0%

Certificates of Deposit  0.0%

Chase Manhattan Bank, N.A., fixed deposit
  2.00%, 7/9/99 (MYR)                                    36,045            9

                                                                           9

Money Market Funds  3.0%

Reserve Investment Fund
  5.05% #                                             2,490,568        2,491

                                                                       2,491

Total Short-Term Investments
(Cost $2,499)                                                          2,500

Total Investments in Securities
98.6% of Net Assets (Cost $72,434)                                $   83,547

Other Assets Less Liabilities                                          1,157

NET ASSETS                                                        $   84,704
                                                                  ----------

Net Assets Consist of:

Accumulated net investment income -
net of distributions                                              $       33

Accumulated net realized gain/loss -
net of distributions                                                   2,136

Net unrealized gain (loss)                                            11,113

Paid-in-capital applicable to 5,167,972
  shares of $0.0001 par value capital stock
  outstanding; 1,000,000,000 shares of the
  Corporation authorized                                              71,422

NET ASSETS                                                        $   84,704
                                                                  ----------

NET ASSET VALUE PER SHARE                                         $    16.39
                                                                  ----------

   #    Seven-day yield
   *    Non-income producing
 ADR    American Depository Receipt
REIT    Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
144a    Security was purchased pursuant to Rule 144a under the Securities
        Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers-total of such securities at period-end amounts to 2.2% of net assets.
 AUD    Australian dollar
 CAD    Canadian dollar
 CHF    Swiss franc
 DKK    Danish krone
 EUR    Euro
 GBP    British sterling
 HKD    Hong Kong dollar
 JPY    Japanese yen
   L    Local currency
 MYR    Malaysian ringgit
 NOK    Norwegian krone
 NZD    New Zealand dollar
 SEK    Swedish krona
 SGD    Singapore dollar

The accompanying notes are an integral part of these financial statements.


Statement of Operations
T. Rowe Price Personal Strategy Balanced Portfolio
(Unaudited)
In thousands

                                                                    6 Months
                                                                       Ended
                                                                     6/30/99

Investment Income
Income
  Interest                                                         $   1,132
  Dividend (net of foreign taxes of $32)                                 495

  Total income                                                         1,627

Expenses
  Investment management and administrative                               364

Net investment income                                                  1,263

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                           2,228
  Foreign currency transactions                                          (33)

  Net realized gain (loss)                                             2,195

Change in net unrealized gain or loss
  Securities                                                             814
  Assets and liabilities dominated in foreign currencies                  (3)

  Change in net unrealized gain or loss                                  811

Net realized and unrealized gain (loss)                                3,006

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   4,269
                                                                   ---------

The accompanying notes are an integral part of these financial statements.


Statement of Changes in Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
(Unaudited)
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/99             12/31/98

Increase (Decrease) in Net Assets

Operations
  Net investment income                       $      1,263         $      2,243
  Net realized gain (loss)                           2,195                4,447
  Change in net unrealized
  gain or loss                                         811                2,855

  Increase (decrease) in
  net assets from operations                         4,269                9,545

Distributions to shareholders
  Net investment income                             (1,217)              (2,267)
  Net realized gain                                 (1,800)              (2,857)

  Decrease in net assets
  from distributions                                (3,017)              (5,124)

Capital share transactions*
  Shares sold                                        7,427               23,134
  Distributions reinvested                           3,017                5,124
  Shares redeemed                                   (6,467)             (16,209)

  Increase (decrease) in
  net assets from capital
  share transactions                                 3,977               12,049

Net Assets

Increase (decrease) during period                    5,229               16,470
Beginning of period                                 79,475               63,005

End of period                                 $     84,704         $     79,475
                                              ---------------------------------

*Share information
  Shares sold                                          461                1,450
  Distributions reinvested                             189                  323
  Shares redeemed                                     (400)              (1,018)

  Increase (decrease)
  in shares outstanding                                250                  755

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements
T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 1999 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1994. The shares of the fund are currently being offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss, discounts are recognized as gain or loss, except to the extent of accrued market discount.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $15,144,000 and $16,974,000, respectively, for the six months ended June 30, 1999. Purchases and sales of U.S. government securities aggregated $14,446,000 and $10,632,000, respectively, for the six months ended June 30, 1999.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.


T. Rowe Price Personal Strategy Balanced Portfolio

At June 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $72,434,000. Net unrealized gain aggregated $11,113,000 at period-end, of which $13,419,000 related to appreciated investments and $2,306,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive fee, of which $42,000 was payable at June 30, 1999. The fee is computed daily and paid monthly, and is equal to 0.90% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1999, totaled $127,000 and are reflected as interest income in the accompanying Statement of Operations.


Invest With Confidence(registered trademark)
T. Rowe Price

100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for dis-
tribution only to those who have
received a copy of the portfolio's
prospectus.

T. Rowe Price Investment Services, Inc., Distributor
TRP655 (6/99)

K15-058  6/30/99